UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21327
BNY Mellon Investment Funds VI
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
5/31/26
ITEM 1 - Reports to Stockholders
BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class A – DBOAX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$59	1.15%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)

Technology
19.1%
Financial
13.8%
Government
12.3%
Communications
11.7%
Consumer, Non-cyclical
11.0%
Mortgage Securities
8.5%
Industrial
8.0%
Energy
4.2%
Consumer, Cyclical
4.1%
Investment Companies
3.9%
Utilities
2.2%
Basic Materials
1.1%
Net Other Assets and Liabilities
0.1%

Allocation of Holdings (Based on Net Assets)

Equity Securities - Common Stocks
62.8%
Corporate Bonds and Notes
12.4%
U.S. Treasury Securities
11.0%
U.S. Government Agencies Mortgage-Backed
7.5%
Investment Companies
3.9%
Foreign Governmental
1.0%
U.S. Government Agencies Collateralized Municipal-Backed
0.5%
Asset-Backed Securities
0.3%
U.S. Government Agencies Collateralized Mortgage Obligations
0.3%
Commercial Mortgage-Backed
0.2%
Net Other Assets and Liabilities
0.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6000SA0526

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class C – DBOCX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$98	1.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6002SA0526

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class I – DBORX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$46	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6003SA0526

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class J – THPBX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J*	$46	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6005SA0526

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class Y – DBOYX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$46	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0314SA0526

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class Z – DBOZX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$51	0.98%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6115SA0526

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2026

Class	Ticker
A	DBOAX
C	DBOCX
I	DBORX
J	THPBX
Y	DBOYX
Z	DBOZX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Balanced Opportunity Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .3%
Asset-Backed Certificates — .2%
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	64,009	64,313
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(a)	1.91	10/20/2061	495,000	416,821
				481,134
Asset-Backed Certificates/Auto Receivables — .1%
Honda Auto Receivables Owner Trust, Ser. 2023-1, Cl. A3	5.04	4/21/2027	2,764	2,766
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	303,635	304,721
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, Cl. A3	4.51	11/15/2027	21,811	21,829
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	82,116	82,319
Toyota Auto Receivables Owner Trust, Ser. 2023-A, Cl. A3	4.63	9/15/2027	27,680	27,711
				439,346
Total Asset-Backed Securities (cost $987,980)				920,480
Commercial Mortgage-Backed — .2%
Commercial Mortgage Pass-Through Certificates — .2%
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	48,282	45,495
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000	237,279
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	190,616	183,930
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A5	2.45	6/15/2053	135,000	124,525
Total Commercial Mortgage-Backed (cost $646,691)				591,229
Corporate Bonds and Notes — 12.4%
Aerospace & Defense — .4%
Howmet Aerospace, Inc., Sr. Unscd. Notes	4.75	4/15/2036	820,000	798,532
Lockheed Martin Corp., Sr. Unscd. Notes(b)	5.20	2/15/2055	320,000	300,127
				1,098,659
Agriculture — .4%
BAT Capital Corp., Gtd. Notes	4.63	3/22/2033	800,000	785,965
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	320,000	331,230
				1,117,195
Automobiles & Components — .3%
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	320,000	284,048
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	545,000	524,619
				808,667
Banks — 2.9%
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	290,000	294,727
Citigroup, Inc., Sr. Unscd. Notes	2.56	5/1/2032	850,000	764,987
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	390,000	345,848
HSBC Holdings PLC, Sr. Unscd. Notes	4.62	11/6/2031	800,000	790,426
Intesa Sanpaolo SpA, Sr. Notes	7.20	11/28/2033	300,000	338,387
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000	390,349
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000	602,112
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000	298,404
Nationwide Building Society, Sr. Notes(a)	4.35	9/30/2030	790,000	778,529
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000	199,777
Standard Chartered PLC, Sr. Unscd. Notes(b)	4.53	6/5/2032	820,000	803,155
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000	601,450
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.37	10/21/2031	500,000	490,173

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 12.4% (continued)
Banks — 2.9% (continued)
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	360,000	368,260
UBS Group AG, Sr. Unscd. Notes(a)	4.15	12/23/2029	800,000	790,101
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000	402,298
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000	319,946
				8,578,929
Building Materials — .2%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	395,000	390,484
Trane Technologies Financing Ltd., Gtd. Notes	5.25	3/3/2033	310,000	318,492
				708,976
Consumer Staples — .1%
The Procter & Gamble Company, Sr. Unscd. Notes	3.00	3/25/2030	350,000	334,824
Diversified Financials — .3%
Capital One Financial Corp., Sr. Unscd. Notes	6.70	11/29/2032	342,000	372,730
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	320,000	318,846
Sumisho Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000	213,789
				905,365
Electronic Components — .3%
Amphenol Corp., Sr. Unscd. Notes	2.20	9/15/2031	390,000	344,840
Trimble, Inc., Sr. Unscd. Notes	6.10	3/15/2033	460,000	483,922
				828,762
Energy — 1.6%
BP Capital Markets America, Inc., Gtd. Notes	4.70	4/10/2029	540,000	544,192
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000	276,826
Chevron USA, Inc., Gtd. Notes(b)	4.50	10/15/2032	730,000	731,235
Diamondback Energy, Inc., Gtd. Notes	5.55	4/1/2035	830,000	856,351
Kinder Morgan Energy Partners LP, Gtd. Notes	6.95	1/15/2038	460,000	517,026
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	500,000	470,598
Shell Finance US, Inc., Gtd. Notes	4.75	1/6/2036	510,000	502,407
TotalEnergies Capital USA LLC, Gtd. Notes	4.25	1/13/2031	800,000	790,514
				4,689,149
Environmental Control — .3%
Republic Services, Inc., Sr. Unscd. Notes(b)	2.38	3/15/2033	525,000	455,963
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	310,000	305,724
				761,687
Food Products — .1%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	300,000	286,771
Health Care — .9%
Eli Lilly & Co., Sr. Unscd. Notes	4.60	8/14/2034	550,000	543,993
Pfizer, Inc., Sr. Unscd. Notes	3.45	3/15/2029	285,000	279,019
Pfizer, Inc., Sr. Unscd. Notes	3.88	11/15/2027	1,070,000	1,067,061
Roche Holdings, Inc., Gtd. Notes(a),(b)	4.08	12/2/2030	800,000	786,658
				2,676,731
Insurance — 1.1%
Five Corners Funding Trust II, Sr. Unscd. Notes(a)	2.85	5/15/2030	260,000	242,283
Guardian Life Global Funding, Sr. Scd. Notes(a)	4.33	10/6/2030	800,000	790,816
Metropolitan Life Global Funding I, Sr. Scd. Notes(a)	3.00	9/19/2027	545,000	535,818
New York Life Global Funding, Scd. Notes(a)	4.15	7/25/2028	1,050,000	1,045,001
New York Life Insurance Co., Sub. Notes(a)	3.75	5/15/2050	699,000	518,337
				3,132,255

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 12.4% (continued)
Internet Software & Services — .5%
Alphabet, Inc., Sr. Unscd. Notes	4.38	11/15/2032	500,000	493,429
Alphabet, Inc., Sr. Unscd. Notes	5.25	5/15/2055	500,000	471,796
Meta Platforms, Inc., Sr. Unscd. Notes	4.60	11/15/2032	540,000	533,474
				1,498,699
Materials — .1%
Smurfit Westrock Financing DAC, Gtd. Notes(b)	5.42	1/15/2035	430,000	434,717
Media — .1%
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000	313,453
Metals & Mining — .1%
Anglo American Capital PLC, Gtd. Notes(a)	2.63	9/10/2030	400,000	367,965
Real Estate — .2%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	258,000	228,622
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	410,000	365,403
				594,025
Semiconductors & Semiconductor Equipment — .2%
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	2.65	2/15/2032	410,000	364,255
SK hynix, Inc., Sr. Unscd. Notes	5.50	1/16/2029	210,000	215,558
				579,813
Supranational Bank — .1%
African Development Bank, Jr. Sub. Bonds(c)	5.88	5/7/2035	413,000	406,541
Technology Hardware & Equipment — .4%
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.85	10/15/2031	448,000	447,562
International Business Machines Corp., Sr. Unscd. Notes	5.00	2/10/2032	650,000	657,722
				1,105,284
Telecommunication Services — .3%
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000	262,782
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000	488,005
				750,787
Transportation — .1%
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000	377,640
Utilities — 1.4%
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Notes	5.15	3/1/2034	1,050,000	1,066,006
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	275,000	271,248
Florida Power & Light Co., First Mortgage Bonds	5.10	4/1/2033	770,000	783,811
NRG Energy, Inc., Sr. Scd. Notes(a)	2.45	12/2/2027	440,000	426,204
Potomac Electric Power Co., First Mortgage Bonds	5.20	3/15/2034	607,000	619,837
RWE Finance US LLC, Gtd. Notes(a)	5.88	4/16/2034	370,000	383,366
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	290,000	201,164
Southern California Edison Co., First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	232,155
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	302,000	305,281
				4,289,072
Total Corporate Bonds and Notes (cost $37,156,784)				36,645,966

	Shares
Equity Securities - Common Stocks — 62.8%
Advertising — .5%
Omnicom Group, Inc.(b)	17,190	1,249,885
Publicis Groupe SA	1,836	179,330
		1,429,215

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 62.8% (continued)
Aerospace & Defense — .9%
Howmet Aerospace, Inc.	5,394	1,393,000
L3Harris Technologies, Inc.	1,794	565,433
Rolls-Royce Holdings PLC	11,111	200,118
RTX Corp.	2,369	425,615
		2,584,166
Agriculture — .4%
Philip Morris International, Inc.	6,041	1,071,553
Airlines — .5%
Delta Air Lines, Inc.	19,407	1,600,689
Automobiles & Components — .9%
Cie Generale des Etablissements Michelin SCA	6,190	227,503
Contemporary Amperex Technology Co. Ltd., Cl. H	1,100	104,499
Cummins, Inc.	667	431,302
Daimler Truck Holding AG	4,543	223,351
Ford Motor Co.	36,684	639,769
General Motors Co.	7,592	631,958
Schaeffler AG	8,978	110,584
Suzuki Motor Corp.	12,000	148,695
		2,517,661
Banks — 4.5%
Banco de Sabadell SA	30,568	103,398
Banco Santander SA	27,798	347,840
Barclays PLC	29,381	181,199
BNP Paribas SA	2,720	294,894
Citigroup, Inc.	10,230	1,287,957
Deutsche Bank AG	4,831	156,988
Eurobank SA	24,598	114,506
Fifth Third Bancorp	23,316	1,164,168
First Horizon Corp.	33,167	803,636
HSBC Holdings PLC	12,796	240,150
ING Groep NV	10,952	341,077
JPMorgan Chase & Co.	9,440	2,825,486
Mizuho Financial Group, Inc.	4,400	198,776
Morgan Stanley	6,953	1,446,224
SouthState Bank Corp.	4,107	389,138
Sumitomo Mitsui Financial Group, Inc.	9,200	336,137
The Goldman Sachs Group, Inc.	2,283	2,341,354
Truist Financial Corp.	14,721	709,699
Unicaja Banco SA(a)	25,357	85,003
		13,367,630
Beverage Products — .3%
Diageo PLC	9,012	186,356
The Coca-Cola Company	10,022	791,838
		978,194
Building Materials — 1.1%
Carlisle Companies, Inc.(b)	1,409	485,837
Carrier Global Corp.	8,113	518,177
Cie de Saint-Gobain SA	2,115	193,062
CRH PLC	9,687	1,053,849

Description	Shares	Value ($)
Equity Securities - Common Stocks — 62.8% (continued)
Building Materials — 1.1% (continued)
Heidelberg Materials AG	895	199,182
Trane Technologies PLC	1,791	808,278
		3,258,385
Consumer Discretionary — .5%
Dolby Laboratories, Inc., Cl. A	8,807	491,519
ITOCHU Corp.	18,500	224,825
Las Vegas Sands Corp.	7,036	355,810
Rexel SA	4,957	212,830
Sony Group Corp.	7,700	166,507
		1,451,491
Consumer Durables & Apparel — .4%
adidas AG	759	147,490
LVMH Moet Hennessy Louis Vuitton SE	478	263,744
Ralph Lauren Corp.	2,004	729,256
		1,140,490
Consumer Staples — 1.2%
Colgate-Palmolive Co.	21,117	1,903,275
The Estee Lauder Companies, Inc., Cl. A	16,316	1,451,308
Unilever PLC	2,981	168,831
		3,523,414
Diversified Financials — 1.6%
Capital One Financial Corp.	3,389	636,895
CME Group, Inc.	3,336	912,530
Mastercard, Inc., Cl. A	4,286	2,117,198
Rocket Cos., Inc., Cl. A(d)	26,838	389,419
Voya Financial, Inc.	9,424	765,417
		4,821,459
Electronic Components — 1.4%
AMETEK, Inc.	2,582	583,145
Emerson Electric Co.	4,832	694,938
Honeywell International, Inc.	4,322	1,028,031
Hubbell, Inc.	2,761	1,307,637
Prysmian SpA	743	128,262
Schneider Electric SE	916	288,421
		4,030,434
Energy — 2.6%
ConocoPhillips	7,914	902,038
Diamondback Energy, Inc.	3,568	683,201
EQT Corp.	17,150	942,049
Marathon Petroleum Corp.	3,971	987,866
Occidental Petroleum Corp.	12,209	691,396
Phillips 66	4,487	789,173
Repsol SA	4,623	118,846
Shell PLC	9,394	394,455
SLB Ltd.	35,610	1,942,525
TotalEnergies SE	2,542	222,908
		7,674,457
Environmental Control — .2%
Kurita Water Industries Ltd.	3,400	186,860
Veralto Corp.	5,283	434,421
		621,281

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 62.8% (continued)
Food Products — .1%
Nestle SA	3,804	387,150
Food Service — .0%
Compass Group PLC	2,700	86,859
Health Care — 7.5%
Alcon AG(b)	6,452	427,703
Ascendis Pharma A/S(d)	2,107	472,200
AstraZeneca PLC	1,974	366,910
Bristol-Myers Squibb Co.	13,485	771,072
Edwards Lifesciences Corp.(d)	7,446	643,856
Elevance Health, Inc.	5,914	2,325,326
Fresenius SE & Co. KGaA	2,163	91,506
Gilead Sciences, Inc.	14,004	1,882,558
GSK PLC	11,361	287,867
Guardant Health, Inc.(d)	5,292	686,319
IDEXX Laboratories, Inc.(d)	1,528	861,074
Illumina, Inc.(d)	3,125	509,250
Insmed, Inc.(d)	4,020	429,778
Jazz Pharmaceuticals PLC(d)	2,047	484,095
Johnson & Johnson	9,333	2,103,005
Madrigal Pharmaceuticals, Inc.(d)	891	443,068
Medtronic PLC	5,881	434,077
Mirum Pharmaceuticals, Inc.(d)	4,469	453,603
Natera, Inc.(d)	2,155	481,362
Novartis AG	1,961	296,003
Novo Nordisk A/S, Cl. B	4,409	201,571
Pfizer, Inc.	34,822	911,640
Repligen Corp.(d)	3,904	483,901
Roche Holding AG(d)	526	221,910
Santen Pharmaceutical Co. Ltd.	12,200	146,731
Thermo Fisher Scientific, Inc.	4,458	2,195,610
UCB SA	673	197,581
UnitedHealth Group, Inc.	6,918	2,630,985
Vertex Pharmaceuticals, Inc.(d)	1,588	710,693
		22,151,254
Industrial — 2.1%
Axon Enterprise, Inc.(d)	1,090	489,105
Balfour Beatty PLC	12,497	134,049
Deere & Co.	1,349	731,401
Dover Corp.	2,116	447,238
Ebara Corp.	6,100	217,664
GE Vernova, Inc.	1,370	1,326,598
Hitachi Ltd.	7,100	230,299
Komatsu Ltd.	6,400	264,294
Mitsubishi Heavy Industries Ltd.	4,900	117,097
Regal Rexnord Corp.	3,281	661,974
Siemens Energy AG	1,285	244,668
Vertiv Holdings Co., Cl. A	3,886	1,226,849
Yaskawa Electric Corp.	2,800	126,722
		6,217,958
Information Technology — 3.8%
Akamai Technologies, Inc.(b),(d)	5,460	816,488

Description	Shares	Value ($)
Equity Securities - Common Stocks — 62.8% (continued)
Information Technology — 3.8% (continued)
Bentley Systems, Inc., Cl. B(b)	15,440	503,962
Datadog, Inc., Cl. A(d)	4,434	1,096,750
Microsoft Corp.	13,510	6,082,742
MongoDB, Inc.(d)	2,057	690,226
SAP SE	1,438	260,415
ServiceNow, Inc.(d)	4,432	551,208
Synopsys, Inc.(d)	2,225	1,058,255
		11,060,046
Insurance — 2.9%
AIA Group Ltd.	32,600	342,144
American International Group, Inc.	11,477	851,938
Aon PLC, Cl. A	2,707	855,574
Assurant, Inc.	8,379	2,085,282
Berkshire Hathaway, Inc., Cl. B(d)	4,603	2,184,031
Chubb Ltd.	3,149	981,638
Hiscox Ltd.	10,159	239,283
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	316	166,710
SCOR SE	5,243	188,233
Suncorp Group Ltd.	14,751	184,268
The Hartford Insurance Group, Inc.	3,439	437,200
		8,516,301
Internet Software & Services — 8.7%
Alphabet, Inc., Cl. A	7,364	2,800,824
Alphabet, Inc., Cl. C	17,154	6,457,280
Amazon.com, Inc.(d)	32,978	8,925,166
Chewy, Inc., Cl. A(d)	21,438	483,213
Meta Platforms, Inc., Cl. A	5,111	3,232,759
Netflix, Inc.(d)	15,419	1,326,342
Shopify, Inc., Cl. A(d)	6,361	755,114
Spotify Technology SA(d)	2,215	1,102,361
Uber Technologies, Inc.(d)	7,911	556,934
		25,639,993
Materials — .4%
Packaging Corp. of America	5,594	1,224,582
Media — .4%
EchoStar Corp., Cl. A(b),(d)	1,479	191,072
The Walt Disney Company	10,637	1,083,166
		1,274,238
Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	15,217	999,909
Glencore PLC	31,308	239,399
Newmont Corp.	13,426	1,474,309
Rio Tinto PLC	774	83,054
		2,796,671
Real Estate — .3%
Weyerhaeuser Co.(e)	40,463	991,748
Retailing — 1.5%
Burlington Stores, Inc.(d)	1,648	533,672
Casey’s General Stores, Inc.	1,186	909,828
Dutch Bros, Inc., Cl. A(b),(d)	8,935	518,230
Ferguson Enterprises, Inc.	1,937	437,704

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 62.8% (continued)
Retailing — 1.5% (continued)
Industria de Diseno Textil SA	3,045	189,305
Lowe’s Companies, Inc.	3,796	813,710
Pan Pacific International Holdings Corp.	38,100	210,086
Target Corp.	5,796	736,498
		4,349,033
Semiconductors & Semiconductor Equipment — 10.6%
Advanced Micro Devices, Inc.(d)	6,118	3,157,500
Advantest Corp.	1,100	180,749
Applied Materials, Inc.	5,071	2,282,254
ASML Holding NV	311	502,337
ASML Holding NV	690	1,112,804
Broadcom, Inc.	3,706	1,655,730
Intel Corp.(d)	10,910	1,251,159
Marvell Technology, Inc.	10,471	2,146,555
NVIDIA Corp.	62,490	13,194,139
QUALCOMM, Inc.	2,112	530,154
Renesas Electronics Corp.	7,400	209,085
STMicroelectronics NV	12,557	870,326
STMicroelectronics NV	1,914	131,605
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	520	217,594
Texas Instruments, Inc.	12,241	3,741,829
Tokyo Electron Ltd.	700	230,396
		31,414,216
Technology Hardware & Equipment — 4.1%
Apple, Inc.	26,686	8,327,633
Fujitsu Ltd.	5,400	114,194
International Business Machines Corp.	4,477	1,333,251
Seagate Technology Holdings PLC	546	480,371
Western Digital Corp.	3,627	1,926,699
		12,182,148
Telecommunication Services — 1.2%
AT&T, Inc.	31,701	786,185
Cisco Systems, Inc.	20,141	2,425,379
Deutsche Telekom AG	5,097	171,577
Orange SA	7,188	150,368
Vodafone Group PLC	53,988	80,994
		3,614,503
Transportation — .5%
CSX Corp.	13,973	632,418
East Japan Railway Co.	10,200	218,519
FedEx Corp.	1,593	655,918
		1,506,855
Utilities — .7%
Constellation Energy Corp.	3,852	1,108,413
E.ON SE	8,623	183,053
Enel SpA	19,533	219,289
NRG Energy, Inc.	4,064	544,901
United Utilities Group PLC	5,996	108,526
		2,164,182
Total Equity Securities - Common Stocks (cost $121,650,910)		185,648,256

Description	Preferred Dividend Rate (%)	Shares	Value ($)
Equity Securities - Preferred Stocks — .1%
Automobiles & Components — .1%
Volkswagen AG (cost $285,294)	5.26	2,213	237,010

Exchange-Traded Funds — 2.4%
Registered Investment Companies — 2.4%
iShares Core U.S. Aggregate Bond ETF	37,642	3,728,817
State Street SPDR S&P 500 ETF Trust	4,442	3,360,284
Total Exchange-Traded Funds (cost $6,608,678)		7,089,101

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
Foreign Governmental — 1.0%
Colombia, Sr. Unscd. Notes	5.38	1/21/2029	200,000	199,200
Mexico, Sr. Unscd. Notes	6.35	2/9/2035	750,000	765,713
Province of Ontario Canada, Sr. Unscd. Notes(b)	5.05	4/24/2034	1,490,000	1,547,521
Romanian, Sr. Unscd. Notes	7.13	1/17/2033	490,000	521,641
Total Foreign Governmental (cost $3,079,818)				3,034,075
Municipal Securities — .2%
California, GO	2.38	10/1/2026	230,000	228,723
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	42,476
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000	111,126
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	24,604
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	132,855
Total Municipal Securities (cost $600,132)				539,784
U.S. Government Agencies Collateralized Mortgage Obligations — .3%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C(f)	2.75	9/25/2029	265,000	251,612
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C(f)	2.75	11/25/2029	255,000	240,053
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	258,186	259,406
Government National Mortgage Association, Ser. 2022-177, Cl. PL	6.00	6/20/2051	6,464	6,480
Total U.S. Government Agencies Collateralized Mortgage Obligations (cost $787,046)				757,551
U.S. Government Agencies Collateralized Municipal-Backed Securities — .5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2(f)	3.56	1/25/2029	560,000	549,350
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2(f)	3.42	2/25/2029	545,000	532,493
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2(f)	2.79	6/25/2029	515,000	492,962
Total U.S. Government Agencies Collateralized Municipal-Backed Securities (cost $1,668,532)				1,574,805

U.S. Government Agencies Mortgage-Backed — 7.5%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051(f)	2,009,136	1,620,522
2.50%, 11/1/2027-9/1/2050(f)	1,026,300	868,216
3.00%, 6/1/2031-12/1/2046(f)	354,757	324,419

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 7.5% (continued)
3.50%, 4/1/2035-9/1/2049(f)	982,161	926,440
5.50%, 1/1/2036-8/1/2053(f)	837,460	856,614
Federal National Mortgage Association:
1.50%, 3/1/2051(f)	421,283	323,045
2.00%, 8/1/2036-12/1/2051(f)	4,795,891	3,916,553
2.50%, 9/1/2028-1/1/2052(f)	3,058,422	2,611,361
3.00%, 6/1/2028-12/1/2050(f)	2,314,756	2,088,114
3.50%, 8/1/2034-10/1/2050(f)	2,402,505	2,236,529
4.00%, 7/1/2042-8/1/2052(f)	2,999,892	2,839,859
4.50%, 2/1/2039-10/1/2052(f)	1,723,514	1,676,973
5.00%, 4/1/2035-12/1/2048(f)	201,125	202,397
5.50%, 9/1/2034-5/1/2039(f)	16,920	17,267
8.00%, 3/1/2030(f)	44	44
Government National Mortgage Association I:
5.50%, 4/15/2033	4,583	4,608
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051	978,532	874,184
3.50%, 7/20/2047-2/20/2052	613,353	560,568
4.00%, 10/20/2047-1/20/2048	149,214	141,668
4.50%, 7/20/2048	47,162	46,204
Total U.S. Government Agencies Mortgage-Backed (cost $25,351,070)		22,135,585

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 11.0%
U.S. Treasury Bonds	3.00	5/15/2047	4,890,000	3,607,617
U.S. Treasury Bonds	4.75	11/15/2043	7,020,000	6,876,721
U.S. Treasury Floating Rate Notes, (3 Month USBMMY +0.10%)(g)	3.73	1/31/2028	2,990,000	2,990,717
U.S. Treasury Inflation Indexed Bonds(h)	1.38	2/15/2044	949,296	788,005
U.S. Treasury Inflation Indexed Bonds(h)	2.13	1/15/2035	805,690	816,846
U.S. Treasury Inflation Indexed Notes(h)	0.13	1/15/2031	1,078,234	1,010,830
U.S. Treasury Notes	2.38	5/15/2029	3,660,000	3,491,225
U.S. Treasury Notes	3.63	5/31/2028	5,330,000	5,291,170
U.S. Treasury Notes	3.63	3/31/2030	2,030,000	1,996,259
U.S. Treasury Notes	4.13	7/31/2028	2,480,000	2,485,619
U.S. Treasury Notes	4.50	11/15/2033	950,000	961,355
U.S. Treasury Strip Principal Bonds(i)	4.43	5/15/2043	4,980,000	2,138,095
Total U.S. Treasury Securities (cost $33,174,993)				32,454,459

	1-Day Yield (%)	Shares
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $3,411,629)	3.68	3,411,629	3,411,629

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .4%
Registered Investment Companies — .4%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $1,091,848)	3.68	1,091,848	1,091,848
Total Investments (cost $236,501,405)		100.2%	296,131,778
Liabilities, Less Cash and Receivables		(.2%)	(682,524)
Net Assets		100.0%	295,449,254

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GO—Government Obligation
SPDR—Standard & Poor’s Depository Receipt
USBMMY—U.S. Treasury Bill Money Market Yield

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $7,166,902 or 2.4% of net assets.

(b)
Security, or portion thereof, on loan. At May 31, 2026, the value of the fund’s securities on loan was $8,601,368 and the value of the collateral was
$8,807,750, consisting of cash collateral of $1,091,848 and U.S. Government & Agency securities valued at $7,715,902.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(d)	Non-income producing security.
(e)	Investment in real estate investment trust within the United States.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(h)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)	Security is a discount security. Income is recognized through the accretion of discount.
(j)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2025	Purchases ($)†	Sales ($)	Value ($) 5/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	3,110,007	32,618,337	(32,316,715)	3,411,629	61,209
Investment of Cash Collateral for Securities Loaned - .4%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	1,610,500	30,120,670	(30,639,322)	1,091,848	9,444††
Total - 1.5%	4,720,507	62,739,007	(62,956,037)	4,503,477	70,653

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $8,601,368)—Note 1(c):
Unaffiliated issuers	231,997,928	291,628,301
Affiliated issuers	4,503,477	4,503,477
Cash denominated in foreign currency	70,752	71,084
Dividends, interest and securities lending income receivable		872,949
Receivable for investment securities sold		703,022
Tax reclaim receivable—Note 1(b)		84,285
Receivable for shares of Beneficial Interest subscribed		2,134
Prepaid expenses		60,081
		297,925,333
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		274,156
Liability for securities on loan—Note 1(c)		1,091,848
Payable for investment securities purchased		720,844
Payable for shares of Beneficial Interest redeemed		266,100
Trustees’ fees and expenses payable		5,830
Other accrued expenses		117,301
		2,476,079
Net Assets ($)		295,449,254
Composition of Net Assets ($):
Paid-in capital		221,321,145
Total distributable earnings (loss)		74,128,109
Net Assets ($)		295,449,254

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	231,529,772	7,080,783	13,154,899	12,486,401	12,540	31,184,859
Shares Outstanding	9,008,906	277,832	515,667	485,460	484.75	1,224,919
Net Asset Value Per Share ($)	25.70	25.49	25.51	25.72	25.87	25.46
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2026 (Unaudited)

Investment Income ($):
Income:
Interest	2,091,175
Cash dividends (net of $31,611 foreign taxes withheld at source):
Unaffiliated issuers	1,228,062
Affiliated issuers	61,209
Affiliated income net of rebates from securities lending—Note 1(c)	9,444
Total Income	3,389,890
Expenses:
Management fee—Note 3(a)	1,148,719
Shareholder servicing costs—Note 3(c)	392,005
Professional fees	66,467
Registration fees	49,702
Distribution plan fees—Note 3(b)	27,588
Chief Compliance Officer fees—Note 3(c)	20,957
Prospectus and shareholders’ reports	18,588
Trustees’ fees and expenses—Note 3(d)	11,841
Custodian fees—Note 3(c)	11,076
Shareholder and regulatory reports service fees—Note 3(c)	9,333
Loan commitment fees—Note 2	3,298
Miscellaneous	18,370
Total Expenses	1,777,944
Less—reduction in expenses due to undertaking—Note 3(a)	(153,244)
Net Expenses	1,624,700
Net Investment Income	1,765,190
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	13,979,816
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,635,110
Net Realized and Unrealized Gain (Loss) on Investments	17,614,926
Net Increase in Net Assets Resulting from Operations	19,380,116
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025

Operations ($):
Net investment income	1,765,190	3,484,653
Net realized gain (loss) on investments	13,979,816	23,033,503
Net change in unrealized appreciation (depreciation) on investments	3,635,110	(2,049,640)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,380,116	24,468,516
Distributions ($):
Distributions to shareholders:
Class A	(19,900,941)	(13,021,976)
Class C	(631,224)	(440,055)
Class I	(1,194,732)	(741,993)
Class J	(1,139,058)	(758,874)
Class Y	(1,148)	(736)
Class Z	(2,769,381)	(1,913,664)
Total Distributions	(25,636,484)	(16,877,298)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	3,771,348	5,348,309
Class C	100,826	969,312
Class I	906,846	1,950,703
Class J	24,332	51,358
Class Z	195,047	386,557
Distributions reinvested:
Class A	18,883,190	12,378,569
Class C	631,224	439,928
Class I	1,118,513	693,539
Class J	1,102,434	733,915
Class Z	2,672,275	1,841,988
Cost of shares redeemed:
Class A	(13,261,294)	(26,733,384)
Class C	(1,457,111)	(2,398,800)
Class I	(1,844,438)	(2,107,347)
Class J	(1,072,100)	(1,246,795)
Class Z	(1,787,680)	(4,657,020)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	9,983,412	(12,349,168)
Total Increase (Decrease) in Net Assets	3,727,044	(4,757,950)
Net Assets ($):
Beginning of Period	291,722,210	296,480,160
End of Period	295,449,254	291,722,210

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	151,761	218,629
Shares issued for distributions reinvested	783,134	517,532
Shares redeemed	(533,520)	(1,103,759)
Net Increase (Decrease) in Shares Outstanding	401,375	(367,598)
Class C(a)
Shares sold	4,124	39,096
Shares issued for distributions reinvested	26,323	18,483
Shares redeemed	(58,720)	(99,113)
Net Increase (Decrease) in Shares Outstanding	(28,273)	(41,534)
Class I(b)
Shares sold	36,433	79,717
Shares issued for distributions reinvested	46,766	29,214
Shares redeemed	(74,816)	(89,304)
Net Increase (Decrease) in Shares Outstanding	8,383	19,627
Class J
Shares sold	988	2,208
Shares issued for distributions reinvested	45,715	30,693
Shares redeemed	(43,239)	(51,309)
Net Increase (Decrease) in Shares Outstanding	3,464	(18,408)
Class Z
Shares sold	7,918	16,411
Shares issued for distributions reinvested	111,948	77,717
Shares redeemed	(72,538)	(191,942)
Net Increase (Decrease) in Shares Outstanding	47,328	(97,814)

(a)
During the period ended May 31, 2026, 211 Class C shares representing $5,367 were automatically converted to 209 Class A shares and during the period ended
November 30, 2025, 1,665 Class C shares representing $40,267 were automatically converted to 1,652 Class A shares.

(b)	During the period ended May 31, 2026, 442 Class A shares representing $10,993 were exchanged for 446 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	26.36	25.62	22.27	21.55	27.39	24.82
Investment Operations:
Net investment income(a)	.15	.30	.28	.26	.13	.06
Net realized and unrealized gain (loss) on investments	1.49	1.90	4.15	1.53	(2.78)	3.49
Total from Investment Operations	1.64	2.20	4.43	1.79	(2.65)	3.55
Distributions:
Dividends from net investment income	(.31 )	(.30 )	(.28 )	(.16 )	(.07 )	(.16 )
Dividends from net realized gain on investments	(1.99)	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(2.30)	(1.46)	(1.08)	(1.07)	(3.19)	(.98 )
Net asset value, end of period	25.70	26.36	25.62	22.27	21.55	27.39
Total Return (%)(b)	6.93 (c)	9.17	20.70	8.72	(11.11)	14.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26 (d),(e)	1.25 (e)	1.26 (e)	1.29 (e)	1.24 (e)	1.22
Ratio of net expenses to average net assets(f)	1.15 (d),(e)	1.15 (e),(g)	1.14 (e),(g)	1.12 (e),(g)	1.15 (e),(g)	1.17
Ratio of net investment income (loss) to average net assets(f)	1.21 (d),(e)	1.22 (e),(g)	1.19 (e),(g)	1.23 (e),(g)	.60 (e),(g)	.22
Portfolio Turnover Rate	38.38 (c)	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	231,530	226,898	229,941	209,737	215,328	272,320

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount does not include the expenses of the underlying funds.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	26.05	25.33	22.03	21.32	27.25	24.72
Investment Operations:
Net investment income (loss)(a)	.06	.11	.10	.10	(.03 )	(.14 )
Net realized and unrealized gain (loss) on investments	1.48	1.88	4.12	1.52	(2.78)	3.49
Total from Investment Operations	1.54	1.99	4.22	1.62	(2.81)	3.35
Distributions:
Dividends from net investment income	(.11 )	(.11 )	(.12 )	-	-	-
Dividends from net realized gain on investments	(1.99)	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(2.10)	(1.27)	(.92 )	(.91 )	(3.12)	(.82 )
Net asset value, end of period	25.49	26.05	25.33	22.03	21.32	27.25
Total Return (%)(b)	6.55 (c)	8.33	19.78	7.99	(11.82)	13.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.02 (d),(e)	2.02 (e)	2.03 (e)	2.06 (e)	2.02 (e)	1.99
Ratio of net expenses to average net assets(f)	1.90 (d),(e)	1.90 (e),(g)	1.90 (e),(g)	1.87 (e),(g)	1.90 (e),(g)	1.92
Ratio of net investment income (loss) to average net assets(f)	.45 (d),(e)	.47 (e),(g)	.44 (e),(g)	.48 (e),(g)	(.15 )(e),(g)	(.53 )
Portfolio Turnover Rate	38.38 (c)	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	7,081	7,974	8,804	8,279	8,982	12,826

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount does not include the expenses of the underlying funds.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	26.22	25.49	22.17	21.46	27.36	24.79
Investment Operations:
Net investment income(a)	.18	.36	.34	.31	.19	.12
Net realized and unrealized gain (loss) on investments	1.48	1.89	4.12	1.52	(2.78)	3.49
Total from Investment Operations	1.66	2.25	4.46	1.83	(2.59)	3.61
Distributions:
Dividends from net investment income	(.38 )	(.36 )	(.34 )	(.21 )	(.19 )	(.22 )
Dividends from net realized gain on investments	(1.99)	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(2.37)	(1.52)	(1.14)	(1.12)	(3.31)	(1.04)
Net asset value, end of period	25.51	26.22	25.49	22.17	21.46	27.36
Total Return (%)	7.05 (b)	9.45	20.97	9.01	(10.90)	15.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01 (c),(d)	1.01 (d)	1.01 (d)	1.05 (d)	1.01 (d)	.98
Ratio of net expenses to average net assets(e)	.90 (c),(d)	.90 (d),(f)	.89 (d),(f)	.87 (d),(f)	.90 (d),(f)	.92
Ratio of net investment income (loss) to average net assets(e)	1.46 (c),(d)	1.47 (d),(f)	1.44 (d),(f)	1.48 (d),(f)	.85 (d),(f)	.47
Portfolio Turnover Rate	38.38 (b)	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	13,155	13,300	12,431	11,645	12,004	16,259

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class J Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	26.41	25.67	22.32	21.59	27.51	24.92
Investment Operations:
Net investment income(a)	.18	.36	.34	.31	.19	.12
Net realized and unrealized gain (loss) on investments	1.50	1.90	4.15	1.54	(2.80)	3.51
Total from Investment Operations	1.68	2.26	4.49	1.85	(2.61)	3.63
Distributions:
Dividends from net investment income	(.38 )	(.36 )	(.34 )	(.21 )	(.19 )	(.22 )
Dividends from net realized gain on investments	(1.99)	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(2.37)	(1.52)	(1.14)	(1.12)	(3.31)	(1.04)
Net asset value, end of period	25.72	26.41	25.67	22.32	21.59	27.51
Total Return (%)	7.07 (b)	9.43	20.96	9.05	(10.92)	15.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01 (c),(d)	1.01 (d)	1.01 (d)	1.04 (d)	.99 (d)	.97
Ratio of net expenses to average net assets(e)	.90 (c),(d)	.90 (d),(f)	.89 (d),(f)	.87 (d),(f)	.90 (d),(f)	.92
Ratio of net investment income (loss) to average net assets(e)	1.46 (c),(d)	1.47 (d),(f)	1.44 (d),(f)	1.48 (d),(f)	.85 (d),(f)	.47
Portfolio Turnover Rate	38.38 (b)	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	12,486	12,731	12,845	11,441	12,449	14,914

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	26.55	25.80	22.42	21.56	27.48	24.90
Investment Operations:
Net investment income(a)	.18	.36	.34	.32	.20	.12
Net realized and unrealized gain (loss) on investments	1.51	1.91	4.18	1.66	(2.81)	3.50
Total from Investment Operations	1.69	2.27	4.52	1.98	(2.61)	3.62
Distributions:
Dividends from net investment income	(.38 )	(.36 )	(.34 )	(.21 )	(.19 )	(.22 )
Dividends from net realized gain on investments	(1.99)	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(2.37)	(1.52)	(1.14)	(1.12)	(3.31)	(1.04)
Net asset value, end of period	25.87	26.55	25.80	22.42	21.56	27.48
Total Return (%)	7.07 (b)	9.42	20.95	9.75	(10.94)	15.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09 (c),(d)	1.24 (d)	1.17 (d)	1.00 (d)	.94 (d)	.92
Ratio of net expenses to average net assets	.90 (c),(d),(e)	.90 (d),(e),(f)	.89 (d),(e),(f)	.90 (d),(e),(f)	.90 (d),(e),(f)	.92
Ratio of net investment income (loss) to average net assets	1.46 (c),(d),(e)	1.46 (d),(e),(f)	1.43 (d),(e),(f)	1.31 (d),(e),(f)	.85 (d),(e),(f)	.47
Portfolio Turnover Rate	38.38 (b)	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	13	13	13	11	2,383	6,505

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class Z Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	26.16	25.44	22.13	21.42	27.31	24.75
Investment Operations:
Net investment income(a)	.17	.34	.32	.30	.17	.10
Net realized and unrealized gain (loss) on investments	1.48	1.88	4.12	1.52	(2.78)	3.49
Total from Investment Operations	1.65	2.22	4.44	1.82	(2.61)	3.59
Distributions:
Dividends from net investment income	(.36 )	(.34 )	(.33 )	(.20 )	(.16 )	(.21 )
Dividends from net realized gain on investments	(1.99)	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )
Total Distributions	(2.35)	(1.50)	(1.13)	(1.11)	(3.28)	(1.03)
Net asset value, end of period	25.46	26.16	25.44	22.13	21.42	27.31
Total Return (%)	7.03 (b)	9.36	20.90	8.95	(10.99)	15.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09 (c),(d)	1.09 (d)	1.09 (d)	1.12 (d)	1.09 (d)	1.05
Ratio of net expenses to average net assets(e)	.98 (c),(d)	.97 (d),(f)	.96 (d),(f)	.95 (d),(f)	.98 (d),(f)	.99
Ratio of net investment income (loss) to average net assets(e)	1.39 (c),(d)	1.39 (d),(f)	1.37 (d),(f)	1.40 (d),(f)	.78 (d),(f)	.40
Portfolio Turnover Rate	38.38 (b)	73.92	46.25	71.50	68.43	79.60
Net Assets, end of period ($ x 1,000)	31,185	30,806	32,447	29,832	29,462	35,630

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Balanced Opportunity Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VI (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class J and Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class J and Class Z shares generally are not available for new accounts and Class Z shares bear shareholder services plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of May 31, 2026, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	920,480	—	920,480
Commercial Mortgage-Backed	—	591,229	—	591,229
Corporate Bonds and Notes	—	36,645,966	—	36,645,966
Equity Securities - Common Stocks	185,648,256	—	—	185,648,256
Equity Securities - Preferred Stocks	237,010	—	—	237,010
Exchange-Traded Funds	7,089,101	—	—	7,089,101
Foreign Governmental	—	3,034,075	—	3,034,075
Municipal Securities	—	539,784	—	539,784
U.S. Government Agencies Collateralized Mortgage Obligations	—	757,551	—	757,551
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	1,574,805	—	1,574,805
U.S. Government Agencies Mortgage-Backed	—	22,135,585	—	22,135,585
U.S. Treasury Securities	—	32,454,459	—	32,454,459
Investment Companies	4,503,477	—	—	4,503,477
	197,477,844	98,653,934	—	296,131,778

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2026, BNY earned $1,285 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	8,601,368
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(8,601,368)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended November 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2025 were as follows: ordinary income $6,221,610 and long-term capital gains $10,655,688. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2025 through March 31, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after March 31, 2027, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $153,244 during the period ended May 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .30% of the value of the fund’s average daily net assets attributable to equity investments and .04% of the value of the fund’s average daily net assets attributable to fixed-income investments.
During the period ended May 31, 2026, the Distributor retained $412 from commissions earned on sales of the fund’s Class A shares and $104 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended May 31, 2026, Class C shares were charged $27,588 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended May 31, 2026, Class A and Class C shares were charged $280,551 and $9,196, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2026, Class Z shares were charged $11,049 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2026, the fund was charged $23,465 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2026, the fund was charged $11,076 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
During the period ended May 31, 2026, the fund was charged $20,957 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended May 31, 2026, the Custodian was compensated $9,333 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $199,046, Distribution Plan fees of $4,554, Shareholder Services Plan fees of $53,885, Custodian fees of $11,274, Chief Compliance Officer fees of $4,650, Transfer Agent fees of $12,750 and shareholder and regulatory reports service fees of $11,000, which are offset against an expense reimbursement currently in effect in the amount of $23,003.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2026, amounted to $109,368,021 and $124,316,585, respectively.
At May 31, 2026, accumulated net unrealized appreciation on investments was $59,630,373, consisting of $68,138,335 gross unrealized appreciation and $8,507,962 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $32,798.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (“NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM” and together with NIMNA, the “Sub-Advisers”), pursuant to which NIM provides certain advisory services to NIMNA, its sister company, for the benefit of the fund, including, but not limited to, portfolio management services and the day-to-day management of the portion of the fund’s assets allocated to fixed-income investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Advisers. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mixed-asset target allocation growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional mixed-asset target allocation growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Advisers the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the one- and ten-year periods when the fund’s total return performance was above and equal to, respectively, the Performance Group median, and was below the Performance Universe median for all periods. The Board discussed with representatives of the Adviser and the Sub-Advisers the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the certain periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Advisers, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until March 31, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..90%.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by one other fund advised by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Advisers that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Advisers in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Advisers and the Adviser. The Board also took into consideration that the Sub-Advisers’ fees are paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Advisers, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
benefits to the Adviser and the Sub-Advisers from acting as investment adviser and sub-investment advisers, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers are satisfactory and appropriate.
●The Board was satisfied with the experience of the fund’s portfolio managers and the investment strategy employed for the fund and the fund’s relative long-term performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Advisers continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Advisers, of the Adviser and the Sub-Advisers and the services provided to the fund by the Adviser and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6000NCSRSA0526

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VI

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)